INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Changes in the carrying amounts of the intangible assets are as follows:

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Cost:
January 1, 2023	1,972.0	652.1	523.3	18.3	3,165.7
Additions from business combinations	8.4	—	—	—	8.4
Additions	0.3	—	160.2	—	160.5
Retirements and disposals	(27.4)	—	(48.3)	—	(75.7)
Other	2.5	—	—	(1.1)	1.4
December 31, 2023	1,955.8	652.1	635.2	17.2	3,260.3
Additions	—	2.0	99.9	—	101.9
Retirements and disposals	—	(153.5)	(32.6)	(8.0)	(194.1)
Reclassifications	—	—	76.4	—	76.4
Other	1.9	—	—	3.6	5.5
December 31, 2024	1,957.7	500.6	778.9	12.8	3,250.0

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Accumulated amortization:
January 1, 2023	(732.3)	(252.7)	(280.0)	(1.6)	(1,266.6)
Amortization	(322.0)	(66.8)	(143.6)	(7.2)	(539.6)
Retirements and disposals	27.4	—	48.3	—	75.7
Other	—	—	—	0.1	0.1
December 31, 2023	(1,026.9)	(319.5)	(375.3)	(8.7)	(1,730.4)
Amortization	(321.7)	(69.0)	(155.0)	(4.2)	(549.9)
Retirements and disposals	—	153.5	32.6	8.0	194.1
Reclassifications	—	—	(65.5)	—	(65.5)
Other	—	—	(13.9)	—	(13.9)
December 31, 2024	(1,348.6)	(235.0)	(577.1)	(4.9)	(2,165.6)

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Intangible assets subject to amortization, net:
Net carrying amount at 31 December 2023	928.9	332.6	259.9	8.5	1,529.9
Net carrying amount at 31 December 2024	609.1	265.6	201.8	7.9	1,084.4

Brands and customer relationships
As of 31 December 2024, the most significant intangible assets are the customer base of former Sunrise Communications Group AG with a carrying amount of CHF 575.7 million as well as the Sunrise brand with a carrying amount of CHF 20.5 million. Both assets originated from the acquisition by former UPC GmbH in 2020 (renamed to Sunrise GmbH in 2022). The remaining useful life is 2 years and 6 years, respectively.

Licenses and rights

As of 31 December 2024, licenses and rights consist primarily of two spectrum licenses. The frequency usage rights acquired in January 2013 are mostly used for 4G. The carrying amount is CHF 120.6 million with a remaining useful life of 4 years.
The frequency usage rights acquired in July 2019 are used for 5G. The carrying amount is CHF 56.8 million with a remaining useful life of 10 years.
In 2022, Sunrise signed a contract with Swiss Ice Hockey Federation and acquired broadcasting rights for the National League. These broadcasting rights have a carrying amount of CHF 80.0 million with a remaining useful life of 3 years.
Software

Software mainly includes licenses and developments for Customer Relationship Management ('CRM') and accounting applications with varying remaining useful lives of less than 5 years.
In 2024, software assets with a net carrying amount of CHF 10.9m have been reclassified from PP&E to Intangible assets.